Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 10, 2017
Entity Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Supplement [Text Block]	ck0000899148_SupplementTextBlock
Rydex Series Funds
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX SERIES FUNDS

Rydex Domestic Equity Funds
Rydex Sector Funds
Rydex International Equity Funds
Rydex Specialty Funds
Rydex Fixed Income Funds
Guggenheim Alternative Funds
Rydex Money Market Fund
(each, a “Fund” and, collectively, the “Funds”)

April 10, 2017

Supplement dated April 10, 2017 to the currently effective Rydex Series Funds Class A, Class C and Institutional Class shares Summary Prospectuses dated August 1, 2016, as revised (collectively, the “Summary Prospectuses”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and should be read in conjunction with the Summary Prospectuses.

Effective immediately, customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) purchasing Class A shares and Class C shares of the Funds through Merrill Lynch may be eligible for certain share class conversion features and sales load waivers and discounts.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The Summary Prospectuses are hereby revised as specified below to include information regarding such sales load waivers and discounts. Additional information regarding share class availability and applicable sales charge waivers and discounts may be found in the Funds’ Statutory Prospectus and Statement of Additional Information and also may be viewed at www.guggenheiminvestments.com/mf/share-class-information.

In each Fund’s “Fund Summary” section, the introductory paragraph to the fee table under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows.

For each Rydex Domestic Equity Fund, Rydex Sector Fund, Rydex International Equity Fund, Rydex Specialty Fund, Rydex Fixed Income Fund and the Rydex Money Market Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus, in Appendix A to the Prospectus - “Sales Charge Waivers and Discounts Available Through Intermediaries”, and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

For each Guggenheim Alternative Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares, Class C shares or Institutional shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus, in Appendix A to the Prospectus - “Sales Charge Waivers and Discounts Available Through Intermediaries”, and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

Supplement Closing [Text Block]	ck0000899148_SupplementClosingTextBlock	Please retain this supplement for future reference. RSF-SUM-SUP3-0417x0817